Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

August 20, 2012

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Brown Advisory Funds (the “Trust”)
File No.: 333-182612

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933, the Trust hereby submits Form N-14 for the purpose of moving the Winslow Green Growth Fund, an existing series of the Professionally Managed Portfolios into the Brown Advisory Winslow Sustainability Fund, a series of Brown Advisory Funds.  The Fund is seeking the approval of shareholders to complete the Reorganization.  This Form N-14/A will be mailed to shareholders in the form of a combined Proxy Statement/Prospectus.

If you have any questions or comments regarding this filing, please do not hesitate to contact Patrick Turley at (202) 261-3364 or the undersigned at (414) 765-5366.

Very truly yours,

/s/ Edward Paz

Edward Paz
Secretary

cc:	Tyler Mills, Brown Advisory Funds
Patrick Turley, Dechert LLP
Elaine Richards, Professionally Managed Portfolios